SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Short-Term Debt [Line Items]
Total convertible notes payable	$ 27,000,000	$ 30,050,000	$ 150,000
Unamortized debt discount and deferred financing fees	14,866,710	20,151,230	15,607
Convertible notes payable, net	12,133,290	9,898,770	134,393
Current portion of convertible notes payable	12,133,290	9,898,770	99,631
Long-term convertible notes payable			34,762
Maturity One [Member]
Short-Term Debt [Line Items]
Convertible Notes Issuance Date	April 2021	April 2021
Convertible Notes Maturity Date	April 2024	April 2024
Convertible Notes Interest Rate	8.00%	8.00%
Conversion Price (per share)	$ 0.20	$ 0.20
Total convertible notes payable		$ 30,000,000
Maturity Two [Member]
Short-Term Debt [Line Items]
Convertible Notes Issuance Date	October 2017	October 2017
Convertible Notes Maturity Date	October 2022	October 2022
Convertible Notes Interest Rate	12.00%	12.00%
Conversion Price (per share)	$ 0.15	$ 0.15
Total convertible notes payable		$ 50,000	50,000
Maturity Three [Member]
Short-Term Debt [Line Items]
Convertible Notes Issuance Date	June 2022	April 2018
Convertible Notes Maturity Date	June 2024	April 2021
Convertible Notes Interest Rate	8.00%	0.00%
Conversion Price (per share)	$ 0.03	$ 0.01
Total convertible notes payable	$ 27,000,000		$ 100,000